Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 322,656	$ 281,488	$ 262,179
Other comprehensive income, net of tax
Currency translation adjustment	(26,522)	33,966	(12,839)
Currency impact of long-term funding	(4,834)	13,730	(8,428)
Unrealized capital (loss)/gain– investments	(155)	(272)	11
Actuarial gain/(loss) on defined benefit pension plan	2,855	50	(2,485)
Amortization of interest rate hedge	(923)	(923)	(923)
Fair value of cash flow hedge	(1,036)	1,036	0
Total comprehensive income	$ 292,041	$ 329,075	$ 237,515